Annual Fund Operating Expenses - Direct - BlackRock Liquid Environmentally Aware Fund - Direct Shares	Nov. 27, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.03%	[1],[2]
Other Expenses (as a percentage of Assets):	0.07%	[1],[2]
Expenses (as a percentage of Assets)	0.17%	[2]
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	0.14%	[3]

[1]	Miscellaneous Other Expenses have been restated to reflect current fees.
[2]

Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Miscellaneous Other Expenses to reflect current fees.

[3]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 21, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.00% of average daily net assets through November 30, 2031. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.